Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,872,000.00
Previously Paid Amount	0.00
Total Fee Amount	336.86
Total Offset Amount	0.00
Net Fee	336.86
Narrative - Max Aggregate Offering Price	$ 3,872,000.00
Final Prospectus	true